UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JULY 31, 2013

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 13.3%
Automobiles - 0.8%
Harley-Davidson Inc.	321,840	$18,270,857
Honda Motor Co., Ltd., ADR	540,750	20,083,455

Total Automobiles		38,354,312

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	240,247	23,563,426
Starwood Hotels & Resorts Worldwide Inc.	311,599	20,612,274
Yum! Brands Inc.	523,345	38,162,317

Total Hotels, Restaurants & Leisure		82,338,017

Internet & Catalog Retail - 0.3%
Amazon.com Inc.	52,975	15,957,129	*

Media - 6.2%
Comcast Corp., Class A Shares	3,165,313	142,692,310
Twenty-First Century Fox Inc.	1,309,416	39,125,350
Walt Disney Co.	2,097,754	135,619,796

Total Media		317,437,456

Multiline Retail - 0.7%
Target Corp.	485,295	34,577,269

Specialty Retail - 3.7%
Home Depot Inc.	1,516,390	119,840,302
Lowe’s Cos. Inc.	464,196	20,693,858
TJX Cos. Inc.	873,180	45,440,287

Total Specialty Retail		185,974,447

TOTAL CONSUMER DISCRETIONARY		674,638,630

CONSUMER STAPLES - 9.6%
Beverages - 1.8%
Coca-Cola Co.	1,315,010	52,705,600
PepsiCo Inc.	456,785	38,159,819

Total Beverages		90,865,419

Food & Staples Retailing - 3.4%
CVS Caremark Corp.	1,109,350	68,213,931
Wal-Mart Stores Inc.	1,338,374	104,312,870

Total Food & Staples Retailing		172,526,801

Food Products - 2.1%
General Mills Inc.	645,120	33,546,240
Kraft Foods Group Inc.	445,613	25,212,784
McCormick & Co. Inc., Non Voting Shares	269,270	19,282,425
Mondelez International Inc., Class A Shares	910,650	28,476,025

Total Food Products		106,517,474

Household Products - 2.3%
Kimberly-Clark Corp.	445,020	43,967,976
Procter & Gamble Co.	957,120	76,856,736

Total Household Products		120,824,712

TOTAL CONSUMER STAPLES		490,734,406

ENERGY - 9.2%
Energy Equipment & Services - 1.9%
Cameron International Corp.	561,680	33,307,624	*
Halliburton Co.	231,510	10,461,937
Schlumberger Ltd.	401,225	32,631,629
Weatherford International Ltd.	1,700,497	23,738,938	*

Total Energy Equipment & Services		100,140,128

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	538,962	$47,708,916
Chevron Corp.	796,893	100,320,860
ConocoPhillips	344,137	22,320,726
Exxon Mobil Corp.	1,613,935	151,306,406
Hess Corp.	373,027	27,775,591
Occidental Petroleum Corp.	237,020	21,106,631

Total Oil, Gas & Consumable Fuels		370,539,130

TOTAL ENERGY		470,679,258

FINANCIALS - 14.4%
Capital Markets - 0.4%
Blackstone Group LP	924,226	20,841,296

Commercial Banks - 2.7%
SunTrust Banks Inc.	849,799	29,564,507
U.S. Bancorp	883,324	32,965,652
Wells Fargo & Co.	1,761,547	76,627,294

Total Commercial Banks		139,157,453

Diversified Financial Services - 3.2%
Citigroup Inc.	1,501,610	78,293,945
JPMorgan Chase & Co.	1,531,961	85,376,187

Total Diversified Financial Services		163,670,132

Insurance - 6.7%
Alleghany Corp.	33,070	13,356,312	*
Berkshire Hathaway Inc., Class A Shares	591	102,774,900	*
MetLife Inc.	1,223,288	59,231,605
Travelers Cos. Inc.	1,988,964	166,177,942

Total Insurance		341,540,759

Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	509,303	36,053,559

Real Estate Management & Development - 0.7%
Forest City Enterprises Inc., Class A Shares	1,927,630	33,772,078	*

TOTAL FINANCIALS		735,035,277

HEALTH CARE - 13.1%
Biotechnology - 1.8%
Amgen Inc.	423,720	45,884,639
BioMarin Pharmaceutical Inc.	128,110	8,282,312	*
Celgene Corp.	104,040	15,279,314	*
Onyx Pharmaceuticals Inc.	154,510	20,287,163	*

Total Biotechnology		89,733,428

Health Care Equipment & Supplies - 1.1%
Covidien PLC	470,640	29,005,543
Thermo Fisher Scientific Inc.	320,950	29,241,755

Total Health Care Equipment & Supplies		58,247,298

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	221,996	12,935,707
Cardinal Health Inc.	298,299	14,941,797
Express Scripts Holding Co.	534,551	35,039,818	*
UnitedHealth Group Inc.	450,115	32,790,877

Total Health Care Providers & Services		95,708,199

Pharmaceuticals - 8.3%
AbbVie Inc.	396,260	18,021,905
Bristol-Myers Squibb Co.	947,940	40,988,925
GlaxoSmithKline PLC, ADR	807,100	41,129,816
Johnson & Johnson	1,252,060	117,067,610
Merck & Co. Inc.	1,677,028	80,782,439

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
Pfizer Inc.	3,459,270	$101,114,462
Roche Holding AG, ADR	402,610	24,698,674

Total Pharmaceuticals		423,803,831

TOTAL HEALTH CARE		667,492,756

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.0%
Honeywell International Inc.	813,983	67,544,309
Raytheon Co.	465,463	33,438,862

Total Aerospace & Defense		100,983,171

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	966,970	83,932,996

Commercial Services & Supplies - 0.2%
Waste Management Inc.	301,920	12,689,698

Electrical Equipment - 0.6%
Eaton Corp. PLC	414,935	28,609,768

Industrial Conglomerates - 4.3%
3M Co.	399,870	46,956,734
General Electric Co.	3,964,390	96,612,185
Tyco International Ltd.	746,000	25,968,260
United Technologies Corp.	472,460	49,877,602

Total Industrial Conglomerates		219,414,781

Machinery - 0.7%
Caterpillar Inc.	112,020	9,287,578
Pentair Ltd., Registered Shares	466,665	28,503,898

Total Machinery		37,791,476

TOTAL INDUSTRIALS		483,421,890

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 2.2%
Cisco Systems Inc.	2,463,906	62,952,798
Juniper Networks Inc.	657,782	14,254,136	*
QUALCOMM Inc.	520,416	33,592,853

Total Communications Equipment		110,799,787

Computers & Peripherals - 3.4%
Apple Inc.	272,994	123,529,785
EMC Corp.	890,431	23,284,771
NetApp Inc.	651,130	26,774,465

Total Computers & Peripherals		173,589,021

Internet Software & Services - 4.3%
eBay Inc.	1,346,364	69,593,555	*
Facebook Inc., Class A Shares	683,983	25,191,094	*
Google Inc., Class A Shares	115,021	102,092,640	*
LinkedIn Corp., Class A Shares	98,860	20,146,679	*

Total Internet Software & Services		217,023,968

IT Services - 3.9%
Automatic Data Processing Inc.	807,280	58,196,815
International Business Machines Corp.	338,840	66,087,354
Visa Inc., Class A Shares	421,606	74,628,478

Total IT Services		198,912,647

Semiconductors & Semiconductor Equipment - 0.3%
Texas Instruments Inc.	426,772	16,729,463

Software - 3.0%
Adobe Systems Inc.	269,450	12,739,596	*
BMC Software Inc.	351,830	16,173,625	*
Citrix Systems Inc.	301,580	21,719,792	*

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY			SHARES	VALUE
Microsoft Corp.			2,294,439	$73,031,993
Oracle Corp.			851,680	27,551,848

Total Software				151,216,854

TOTAL INFORMATION TECHNOLOGY				868,271,740

MATERIALS - 4.9%
Chemicals - 4.1%
E.I. du Pont de Nemours & Co.			252,710	14,578,840
Ecolab Inc.			561,330	51,720,946
Monsanto Co.			280,470	27,704,827
PPG Industries Inc.			696,104	111,682,926

Total Chemicals				205,687,539

Paper & Forest Products - 0.8%
International Paper Co.			881,640	42,592,028

TOTAL MATERIALS				248,279,567

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T Inc.			2,408,724	84,955,696
Verizon Communications Inc.			1,014,690	50,206,861

TOTAL TELECOMMUNICATION SERVICES				135,162,557

UTILITIES - 1.4%
Electric Utilities - 0.7%
Northeast Utilities			279,889	12,429,870
NV Energy Inc.			1,047,100	24,742,973

Total Electric Utilities				37,172,843

Multi-Utilities - 0.7%
Sempra Energy			162,630	14,251,267
Wisconsin Energy Corp.			417,160	18,138,117

Total Multi-Utilities				32,389,384

TOTAL UTILITIES				69,562,227

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,685,044,942)				4,843,278,308

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.5%
Repurchase Agreements - 4.5%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity - $230,007,319; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value - $234,607,159) (Cost - $230,007,000)	0.050%	8/1/13	$230,007,000	230,007,000

TOTAL INVESTMENTS - 99.7% (Cost - $2,915,051,942#)				5,073,285,308
Other Assets in Excess of Liabilities - 0.3%				15,155,788

TOTAL NET ASSETS - 100.0%				$5,088,441,096

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$4,843,278,308	—	—	$4,843,278,308
Short-term investments†	—	$230,007,000	—	230,007,000

Total investments	$4,843,278,308	$230,007,000	—	$5,073,285,308

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,158,949,423
Gross unrealized depreciation	(716,057)

Net unrealized appreciation	$2,158,233,366

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 20, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 20, 2013